SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Disclosure of schedule of warrants outstanding

	Exercise	December 31			December 31
Expiry date	price	2019	Issued	Exercised	2020
February 15,2021	C$2.35	8,790,600	—	(1,007,606)	7,782,994
July 8,2021	C$0.62	570,000	—	(200,000)	370,000
June 12,2022	C$1.65	5,842,500	—	(850,000)	4,992,500
November 7,2022	C$1.40	3,000,000	—	—	3,000,000
December 18,2026	C$3.00	32,500,000	—	—	32,500,000
Total number of warrants		50,703,100	—	(2,057,606)	48,645,494
Weighted average exercise price		C$2.61	—	C$1.89	C$2.64

	Exercise	December 31			December 31
Expiry date	price	2018	Issued	Exercised	2019
February 15,2021	C$2.35	8,790,600	—	—	8,790,600
July 8,2021	C$0.62	6,737,500	—	(6,167,500)	570,000
June 12,2022	C$1.65	—	5,842,500	—	5,842,500
November 7,2022	C$1.40	3,000,000	—	—	3,000,000
December 18,2026	C$3.00	—	32,500,000	—	32,500,000
Total number of warrants		18,528,100	38,342,500	(6,167,500)	50,703,100
Weighted average exercise price		C$1.57	C$2.79	C$0.62	C$2.61